Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitment and Contingencies
Property, plant and equipment	¥ 4,541,383	¥ 2,987,743
Leasehold improvements	807,666	392,910
Total	¥ 5,349,049	¥ 3,380,653